Morgan, Lewis & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

December 15, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Pension Investors Trust: (File Nos. 002-96538 and 811-04262)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, American Pension Investors Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 41 (“PEA No. 41”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 41 is to register five new series of the Trust: API All Equity Allocation Fund, API Growth Allocation Fund, API Balanced Allocation Fund, API Moderate Allocation Fund and API Conservative Allocation Fund.

Please contact me at (202)739-5498 with your questions or comments.

Sincerely,

/s/ Ryan F. Helmrich
Ryan F. Helmrich